Related Party Transactions - Schedule of compensation for directors, officers and key management personnel (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Related Party Transactions Abstract
Salaries and Benefits	$ 455,067	$ 289,840	$ 225,000
Consulting fees	263,750	382,875	293,400
Accommodation	762	49,895	64,085
Truck and Trailer Rentals	98,943	140,722	144,807
Options Vested	240,996	252,804	571,130
Total	$ 1,059,518	$ 1,116,136	$ 1,298,422